Securities	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Securities
Note 5. Securities
Securities

$ millions, as at	2025 Jul. 31	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$84,093	$76,693
Securities measured at amortized cost (1)	68,812	71,610
Securities mandatorily measured and designated at FVTPL	122,092	106,042
	$274,997	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Jul. 31					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$12,596		$7	$(16)	$12,587	$11,715		$1	$(31)	$11,685
Other Canadian governments	16,729		17	(59)	16,687	16,506		9	(101)	16,414
U.S. Treasury and agencies	31,729		52	(118)	31,663	29,362		10	(220)	29,152
Other foreign governments	7,051		27	(2)	7,076	5,542		22	(4)	5,560
Mortgage-backed securities	3,631		3	(15)	3,619	3,493		–	(23)	3,470
Asset-backed securities	1,503		2	–	1,505	656		1	–	657
Corporate debt	9,993		10	(5)	9,998	9,085		7	(9)	9,083
	83,232		118	(215)	83,135	76,359		50	(388)	76,021
Corporate equity (2)	916		65	(23)	958	653		51	(32)	672
	$84,148		$183	$(238)	$84,093	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended July 31, 2025 was nil (nil and nil for the three months ended April 30, 2025 and July 31, 2024, respectively) and nil for the nine months ended July 31, 2025 (July 31, 2024: nil), at the time of disposal.
Net realized cumulative after-tax gains of
$
2
million

for the three months ended July 31, 2025 (nil and $19 million of losses for the three months ended April 30, 2025 and July 31, 2024, respectively) and
$
2
million

for the nine months ended July 31, 2025 (July 31, 2024: $18 million of losses), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at July 31, 2025 was
$
1
million

(nil and $1 million for the three months ended April 30, 2025 and July 31, 2024, respectively) and $3 million for the nine months ended July 31, 2025 (July 31, 2024: $2 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at July 31, 2025 was nil (nil and nil for the three months ended April 30, 2025 and July 31, 2024, respectively) and nil for the nine months ended July 31, 2025 (July 31, 2024: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$16	$11	$33
	Provision for (reversal of) credit losses (2)	(1)	4	26	29
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	37	40
2025	Debt securities measured at FVOCI and amortized cost
Apr. 30	Balance at beginning of period	$7	$18	$12	$37
	Reversal of credit losses (2)	(1)	(1)	–	(2)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$16	$11	$33
	Comprises:
	Debt securities measured at FVOCI	$2	$16	$–	$18
	Debt securities measured at amortized cost	4	–	11	15
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$6	$19	$13	$38
	Provision for (reversal of) credit losses (2)	1	(1)	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$1	$18	$–	$19
	Debt securities measured at amortized cost	6	–	12	18

$ millions, as at or for the nine months ended
2025	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	(2)	3	25	26
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$6	$20	$37	$63
2024	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$14	$42
	Reversal of credit losses (2)	–	(2)	(2)	(4)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$18	$12	$37
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.